Organization and nature of operations (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Feb. 11, 2022	Dec. 28, 2021	Dec. 31, 2022 [1]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues		1,330,000	1,066,494
Shares issued price per share		$ 37.50
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued during period new shares issues	1,070,000.00
Stock issued during period new value issues	$ 40

[1]	All period results have been adjusted for the reverse stock split effective March 10, 2025 (See Note 12 - Subsequent Events).